Income Taxes (Status Of Years Under Audit Or Open To Examination By Major Tax Jurisdiction) (Detail)	12 Months Ended
Mar. 31, 2014
Japan [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2013 and forward
United States - Federal [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2007 and forward
United States - California [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2009 and forward
Thailand [Member]
Income Tax Contingency [Line Items]
Status of tax years under audit or open to examination	2009 and forward